Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Potential Dilutive Shares for Period

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2010	2011	2012
Basic earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213

Basic earnings per share	$1.37	$1.45	$1.54

Diluted earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,943,172	3,195,756	3,065,791

Weighted-average ordinary shares outstanding, diluted	117,581,196	118,449,851	119,815,004

Diluted earnings per share	$1.32	$1.41	$1.50